UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2024
Date of reporting period: January 31, 2024

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
January 31, 2024
SEMI-ANNUAL REPORT
The Equity Specialists

DAVIS RESEARCH FUND

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Directors has directed Davis Selected Advisers, L.P. (“Adviser”) to vote the Fund's portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund's Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279 and on the SEC’s website at www.sec.gov.

DAVIS RESEARCH FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Research Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended January 31, 2024 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 3.74%, versus a 6.43% return for the S&P 500®.
Index Overview
S&P 500®
•
Strongest performing sectors1
-
Communication Services (+12%), Information Technology (+12%), and Financials (+11%)
•
Weakest performing sectors
-
Utilities (-7%), Energy (-3%), and Materials (-3%)
Detractors2 from Performance
•
Financials - underperformed the Index sector (+4% vs +11%)
-
Julius Baer Group3 (-22%) and Ping An Insurance (-41%) - two largest individual detractors
-
AIA Group (-21%)
•
Consumer Discretionary - underperformed the Index sector (-7% vs +1%) and overweight (average weighting 16% vs 11%)
-
Delivery Hero (-49%), RH (-35%), Meituan (-57%), JD.com (-45%), and Prosus (-18%)
•
Communication Services - underperformed the Index sector (+3% vs +12%) and underweight (average weighting 7% vs 9%)
-
IAC (-28%)
•
Individual holding - Texas Instruments (-10%)
Contributors to Performance
•
Overweight in stronger performing Financials sector - (average weighting 34% vs 13%)
-
Berkshire Hathaway (+9%), Bank of New York Mellon (+24%), Capital One Financial (+17%), and Danske Bank (+14%)
•
Industrials - outperformed the Index sector (+12% vs +3%)
-
Eaton (+21%)
•
Underweight in Consumer Staples (average weighting less than 1% vs 6%) and Energy (average weighting less than 1% vs 4%)
•
No exposure in Utilities, the worst performing sector of the S&P 500®
•
Information Technology holdings
-
SAP (+27%) - largest individual contributor
-
Microsoft (+19%) and Intel (+21%)
•
Other individual holdings - Amazon.com (+16%) and Meta Platforms (+22%)

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and shareholder concentration risk. See the prospectus for a full description of each risk.
Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2024, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2024, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS RESEARCH FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2014
Average Annual Total Return for periods ended January 31, 2024

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	16.68%	11.30%	10.25%	8.18%	10/31/01	0.69%	0.69%
Class A - with sales charge*	11.14%	10.23%	9.71%	7.95%	10/31/01	0.69%	0.69%
S&P 500® Index**	20.82%	14.29%	12.61%	9.16%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279.
Average Annual Total Return for periods ended December 31, 2023

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	22.54%	12.10%	9.20%
*Reflects 4.75% front-end sales charge.
**Inception return is from 10/31/01.

DAVIS RESEARCH FUND
Fund Overview
January 31, 2024 (Unaudited)

Portfolio Composition (% of Fund’s 01/31/24 Net Assets)
Common Stock (U.S.)	72.55%
Common Stock (Foreign)	25.36%
Short-Term Investments	2.10%
Other Assets & Liabilities	(0.01)%
100.00%

Industry Weightings (% of 01/31/24 Stock Holdings)
	Fund	S&P 500®
Information Technology	26.18%	29.51%
Financial Services	18.53%	7.73%
Consumer Discretionary Distribution & Retail	10.96%	5.68%
Banks	10.87%	3.26%
Capital Goods	9.53%	5.57%
Media & Entertainment	7.32%	7.90%
Insurance	5.23%	2.15%
Health Care	3.91%	12.77%
Consumer Services	2.55%	2.14%
Consumer Durables & Apparel	2.06%	0.88%
Energy	1.37%	3.81%
Materials	0.66%	2.28%
Real Estate Management & Development	0.48%	0.15%
Food, Beverage & Tobacco	0.35%	2.84%
Utilities	–	2.23%
Other	–	11.10%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 01/31/24 Net Assets)
Berkshire Hathaway Inc.*	Financial Services	8.39%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	7.82%
Microsoft Corp.	Software & Services	5.63%
SAP SE, ADR	Software & Services	5.14%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	4.00%
Intel Corp.	Semiconductors & Semiconductor Equipment	3.71%
Meta Platforms, Inc., Class A	Media & Entertainment	3.34%
Capital One Financial Corp.	Consumer Finance	3.18%
Schneider Electric SE	Capital Goods	3.01%
Wells Fargo & Co.	Banks	3.00%

*	Berkshire Hathaway Inc. holding includes Class A and Class B.

DAVIS RESEARCH FUND
Expense Example (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2024.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During Period* (08/01/23-01/31/24)

Class A
Actual	$1,000.00	$1,037.43	$3.53
Hypothetical	$1,000.00	$1,021.67	$3.51
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to the Class's annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS RESEARCH FUND
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.91%)
COMMUNICATION SERVICES – (7.17%)
Media & Entertainment – (7.17%)
Alphabet Inc., Class C *	3,680	$521,824
IAC Inc. *	9,670	485,531
Liberty Media Corp., Liberty Formula One, Series A *	9,590	585,853
Liberty Media Corp., Liberty Formula One, Series C *	11,210	753,872
Meta Platforms, Inc., Class A *	5,235	2,042,383
Total Communication Services		4,389,463
CONSUMER DISCRETIONARY – (15.25%)
Consumer Discretionary Distribution & Retail – (10.73%)
Alibaba Group Holding Ltd., ADR (China)	1,900	137,123
Amazon.com, Inc. *	30,870	4,791,024
JD.com, Inc., Class A, ADR (China)	9,563	215,645
Naspers Ltd. - N (South Africa)	1,334	223,744
Prosus N.V., Class N (Netherlands)	21,506	636,082
RH *	2,240	567,795
		6,571,413
Consumer Durables & Apparel – (2.02%)
Fila Holdings Corp. (South Korea)	21,840	665,334
Skechers USA, Inc., Class A *	9,180	573,199
		1,238,533
Consumer Services – (2.50%)
Delivery Hero SE (Germany) *	15,045	341,360
Meituan, Class B (China) *	28,400	228,427
MGM Resorts International *	22,080	957,610
		1,527,397
Total Consumer Discretionary		9,337,343
CONSUMER STAPLES – (0.34%)
Food, Beverage & Tobacco – (0.34%)
Darling Ingredients Inc. *	4,840	209,572
Total Consumer Staples		209,572
ENERGY – (1.34%)
Tourmaline Oil Corp. (Canada)	18,980	820,639
Total Energy		820,639
FINANCIALS – (33.90%)
Banks – (10.64%)
Danske Bank A/S (Denmark)	66,130	1,775,687
DBS Group Holdings Ltd. (Singapore)	46,066	1,091,086
DNB Bank ASA (Norway)	11,580	225,112
Fifth Third Bancorp	18,150	621,456
U.S. Bancorp	23,335	969,336
Wells Fargo & Co.	36,585	1,835,835
		6,518,512
Financial Services – (18.14%)
Capital Markets – (5.20%)
Bank of New York Mellon Corp.	31,500	1,746,990
Julius Baer Group Ltd. (Switzerland)	26,400	1,437,253
		3,184,243
Consumer Finance – (3.18%)
Capital One Financial Corp.	14,405	1,949,285
Financial Services – (9.76%)
Berkshire Hathaway Inc., Class A *	4	2,312,080
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (Continued)
Berkshire Hathaway Inc., Class B *	7,365	$2,826,245
Rocket Companies, Inc., Class A *	68,020	837,326
		5,975,651
		11,109,179
Insurance – (5.12%)
Life & Health Insurance – (1.96%)
AIA Group Ltd. (Hong Kong)	77,550	608,179
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	140,500	590,598
		1,198,777
Property & Casualty Insurance – (3.16%)
Loews Corp.	11,345	826,597
Markel Group Inc. *	740	1,108,098
		1,934,695
		3,133,472
Total Financials		20,761,163
HEALTH CARE – (3.83%)
Health Care Equipment & Services – (2.96%)
Cigna Group	1,778	535,089
CVS Health Corp.	1,761	130,965
Humana Inc.	510	192,811
Quest Diagnostics Inc.	4,330	556,102
UnitedHealth Group Inc.	780	399,157
		1,814,124
Pharmaceuticals, Biotechnology & Life Sciences – (0.87%)
Viatris Inc.	44,980	529,415
Total Health Care		2,343,539
INDUSTRIALS – (9.33%)
Capital Goods – (9.33%)
AGCO Corp.	966	118,171
Carrier Global Corp.	3,570	195,315
Eaton Corp. plc	7,003	1,723,298
Ferguson plc	4,520	845,174
ITOCHU Corp. (Japan)	5,600	254,151
Johnson Controls International plc	4,928	259,656
Owens Corning	3,150	477,320
Schneider Electric SE (France)	9,365	1,839,754
Total Industrials		5,712,839
INFORMATION TECHNOLOGY – (25.63%)
Semiconductors & Semiconductor Equipment – (11.65%)
Applied Materials, Inc.	14,895	2,447,248
Intel Corp.	52,761	2,272,944
Lam Research Corp.	1,228	1,013,309
Texas Instruments Inc.	8,750	1,401,050
		7,134,551
Software & Services – (13.01%)
Microsoft Corp.	8,673	3,448,211
Oracle Corp.	12,270	1,370,559
SAP SE, ADR (Germany)	18,190	3,148,689
		7,967,459

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
January 31, 2024 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (0.97%)
Samsung Electronics Co., Ltd. (South Korea)	10,930	$593,902
Total Information Technology		15,695,912
MATERIALS – (0.65%)
Teck Resources Ltd., Class B (Canada)	9,940	397,699
Total Materials		397,699
REAL ESTATE – (0.47%)
Real Estate Management & Development – (0.47%)
KE Holdings Inc., Class A, ADR (China) *	20,150	285,526
Total Real Estate		285,526
TOTAL COMMON STOCK – (Identified cost $32,784,322)		59,953,695

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.10%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (a)	$654,000	$654,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (b)	629,000	629,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,283,000)		1,283,000
Total Investments – (100.01%) – (Identified cost $34,067,322)		61,236,695
Liabilities Less Other Assets – (0.01%)		(4,794)
Net Assets – (100.00%)		$61,231,901

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 01/31/24, repurchase value of $654,096 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 04/20/44-06/01/53, total market value $667,080).
(b)
Dated 01/31/24, repurchase value of $629,093 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value $641,580).

See Notes to Financial Statements

DAVIS RESEARCH FUND
Statement of Assets and Liabilities
At January 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$61,236,695
Cash	436
Receivables:
Dividends and interest	98,281
Prepaid expenses	2,421
Total assets	61,337,833

LIABILITIES:
Payables:
Investment securities purchased	37,546
Accrued audit fees	11,571
Accrued custodian fees	9,350
Accrued investment advisory fees	30,861
Other accrued expenses	16,604
Total liabilities	105,932

NET ASSETS	$61,231,901

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$110,876

Additional paid-in capital	33,998,190

Distributable earnings	27,122,835
Net Assets	$61,231,901

*Including:
Cost of investments	$34,067,322

CLASS A SHARES:
Net assets	$61,231,901
Shares outstanding	2,217,514
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$27.61
Maximum offering price per share (100/95.25 of net asset value)†	$28.99

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS RESEARCH FUND
Statement of Operations
For the six months ended January 31, 2024 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$305,631
Interest		49,166
Total income		354,797

Expenses:
Investment advisory fees (Note 3)	$158,415
Custodian fees	11,105
Transfer agent fees:
Class A	716
Audit fees	11,571
Legal fees	289
Accounting fees (Note 3)	1,500
Reports to shareholders	400
Directors’ fees and expenses	3,584
Registration and filing fees	2,000
Miscellaneous	10,327
Total expenses		199,907
Net investment income		154,890

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		226,493
Foreign currency transactions		610
Net realized gain		227,103
Net increase in unrealized appreciation		1,825,571
Net realized and unrealized gain on investments and foreign currency transactions		2,052,674
Net increase in net assets resulting from operations		$2,207,564

*Net of foreign taxes withheld of		$4,454
See Notes to Financial Statements

DAVIS RESEARCH FUND
Statements of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023

OPERATIONS:
Net investment income	$154,890	$592,122
Net realized gain from investments and foreign currency transactions	227,103	496,802
Net increase in unrealized appreciation on investments and foreign currency transactions	1,825,571	8,660,754
Net increase in net assets resulting from operations	2,207,564	9,749,678

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,130,789)	(612,731)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4):
Class A	1,128,772	701,260

Total increase in net assets	2,205,547	9,838,207

NET ASSETS:
Beginning of period	59,026,354	49,188,147
End of period	$61,231,901	$59,026,354
See Notes to Financial Statements

DAVIS RESEARCH FUND
Notes to Financial Statements
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers Class A shares which are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$4,389,463	$–	$–	$4,389,463
Consumer Discretionary	7,242,396	2,094,947	–	9,337,343
Consumer Staples	209,572	–	–	209,572
Energy	820,639	–	–	820,639
Financials	15,033,248	5,727,915	–	20,761,163
Health Care	2,343,539	–	–	2,343,539
Industrials	2,773,760	2,939,079	–	5,712,839
Information Technology	15,102,010	593,902	–	15,695,912
Materials	397,699	–	–	397,699
Real Estate	285,526	–	–	285,526
Short-Term Investments	–	1,283,000	–	1,283,000
Total Investments	$48,597,852	$12,638,843	$–	$61,236,695

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended January 31, 2024, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2024, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
At January 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$34,290,832

Unrealized appreciation	29,320,280
Unrealized depreciation	(2,374,417)
Net unrealized appreciation	$26,945,863
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended January 31, 2024 were $2,326,316 and $1,081,844, respectively.

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of January 31, 2024, one related shareholder’s investment in the Fund represents 99% of outstanding shares. Investment activities of this shareholder (the Adviser) could have a material impact on the Fund.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2024 amounted to $193. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2024 amounted to $1,500.
Distribution and Service Plan Fees - The Fund has adopted a Distribution Plan (“12b-1 Plan”) for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2024.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2024.
NOTE 4 - CAPITAL STOCK
At January 31, 2024, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

		Six months ended January 31, 2024 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	Class A	–	42,919	–	42,919
Value:	Class A	$–	$1,128,772	$–	$1,128,772

		Year ended July 31, 2023
		Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	Class A	4,614	27,701	(508)	31,807
Value:	Class A	$100,784	$611,922	$(11,446)	$701,260

DAVIS RESEARCH FUND
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A	Six months ended January 31, 2024 (Unaudited)	Year ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$27.14	$22.96	$31.20	$24.79	$23.20	$23.73

Income (Loss) from Investment Operations:
Net Investment Income	0.07 [a]	0.27 [a]	0.22 [a]	0.11 [a]	0.19 [a]	0.30
Net Realized and Unrealized Gains (Losses)	0.92	4.19	(4.36)	7.27	2.86	0.03
Total from Investment Operations	0.99	4.46	(4.14)	7.38	3.05	0.33

Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.21)	(0.17)	(0.06)	(0.53)	(0.19)
Distributions from Realized Gains	(0.25)	(0.07)	(3.93)	(0.91)	(0.93)	(0.67)
Total Dividends and Distributions	(0.52)	(0.28)	(4.10)	(0.97)	(1.46)	(0.86)

Net Asset Value, End of Period	$27.61	$27.14	$22.96	$31.20	$24.79	$23.20

Total Return[b]	3.74%	19.74%	(15.71)%	30.31%	13.52%	1.95%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$61,232	$59,026	$49,188	$73,846	$56,841	$50,123
Ratio of Expenses to Average Net Assets:
Gross	0.69% [c]	0.70%	0.69%	0.67%	0.69%	0.70%
Net[d]	0.69% [c]	0.70%	0.69%	0.67%	0.69%	0.70%
Ratio of Net Investment Income to Average
Net Assets	0.54% [c]	1.18%	0.82%	0.39%	0.82%	1.35%
Portfolio Turnover Rate[e]	2%	8%	11%	15%	13%	23%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS RESEARCH FUND
Privacy Notice and Householding
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.

DAVIS RESEARCH FUND
Tailored Shareholder Report
Beginning in July 2024, as required by regulations adopted by the SEC, the Fund will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.
There is no action needed on your part:
•
If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.
•
If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.
Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

DAVIS RESEARCH FUND
Directors and Officers
For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Group Inc. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider); Director, The Coca-Cola Company (beverage company).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Cannell & Spears (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS RESEARCH FUND
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197
Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279

Sign up for e-delivery.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 27, 2024

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 27, 2024